BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS [Abstract]
Fixed maturities available for sale, at fair value	$ 2,026	$ 1,967
Mortgage loans on real estate	45	124
Policy Loans	137	134
Other invested assets	71	74
Total investments	2,279	2,299
Cash and cash equivalents At Carrying Value	151	61
Amounts due from reinsurers	158	136
Deferred policy acquisition costs	218	172
Value of business acquired	103	97
Other assets	39	39
Separate Account Assets	1,640	1,604
Total Assets	4,588	4,408
LIABILITIES [Abstract]
Policyholders' account balances	1,615	1,608
Future policy benefits and other policyholders liabilities	397	380
Other liabilities	52	12
Current and deferred income taxes	143	129
Separate Accounts' liabilities	1,640	1,604
Total Liabilities	3,847	3,733
Commitments and contingent liabilities	0	0
SHAREHOLDER'S EQUITY [Abstract]
Common stock, $1.0 par value, 5.0 million shares authorized, 2.5 million shares issued and outstanding	2	2
Capital in excess of par value	516	515
Retained earnings	141	103
Accumulated other comprehensive income (loss)	82	55
Total Shareholder's Equity	741	675
Total Liabilities and Shareholder's Equity	$ 4,588	$ 4,408